Average Annual Total Returns{- Fidelity Advisor® Biotechnology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Biotechnology Fund	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Biotechnology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Biotechnology Fund-Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1501 Past 1 year	F1501 Past 5 years	F1501 Past 10 years
Total	18.48%	4.01%	17.00%	16.69%	3.30%	16.43%	12.22%	3.04%	14.48%	20.96%	4.17%	16.92%	23.78%	4.47%	16.83%	26.07%	5.52%	18.03%	26.21%		5.97%	[1]	31.49%	11.70%	13.56%	21.12%	6.33%	18.27%

[1]	(a) Since inception October 2, 2018.